Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 36
2018	22
2019	32
2020	29
2021	36
From 2022 to 2026	233
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	3
2018	3
2019	5
2020	7
2021	3
From 2022 to 2026	$ 27